Income Taxes - Income Tax Charged or Credited to Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Charged or Credited to Equity
Actuarial gains/losses related to defined benefit plans	€ (23)	€ 344	€ (213)
Financial assets available for sale:
Unrealized net gains/losses arising during the period	4	20	104
Net gains/losses reclassified to profit or loss	99	81	10
Derivatives hedging variability of cash flows:
Unrealized net gains/losses arising during the period	4	(14)	3
Net gains/losses reclassified to profit or loss	42	1	(6)
Other equity movement:
Unrealized net gains/losses arising during the period	2	(71)	(90)
Net gains/losses reclassified to profit or loss	(5)	100	(2)
Income taxes (charged) credited to other comprehensive income	123	461	(194)
Other income taxes (charged) credited to equity	€ 73	€ 93	€ 72